October 2, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Arizona Tax Exempt Income Fund (Reg. No. 33-37992) (811-6258) Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
     Putnam Florida Tax Exempt Income Fund (Reg. No. 33-35677) (811-6129) Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
     Putnam Massachusetts Tax Exempt Income Fund (Reg. No. 33-5416) (811-4518) Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
     Putnam Michigan Tax Exempt Income Fund (Reg. No.
     33-8923) (811-4529) Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
     Putnam Minnesota Tax Exempt Income Fund (Reg. No. 33-8916) (811-4527) Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
     Putnam New Jersey Tax Exempt Income Fund (Reg. No. 33-32550)(811-5977) Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
     Putnam Ohio Tax Exempt Income Fund (Reg. No. 33-8916) (811-4528) Post-Effective Amendment No. 18 to
     Registration Statement on Form N-1A
     Putnam Pennsylvania Tax Exempt Income Fund (Reg. No. 33-28321)(811-5802) Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
     (collectively the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments stated above, to each Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 30, 1998.

     Comments or questions concerning this certificate may be directed to Frederick S. Marius at 1-800-225-2465, ext. 1796.

                    Very truly yours,

                    Putnam Arizona Tax Exempt Income Fund
                    Putnam Florida Tax Exempt Income Fund
                    Putnam Massachusetts Tax Exempt Income Fund
                    Putnam Michigan Tax Exempt Income Fund
                    Putnam Minnesota Tax Exempt Income Fund
                    Putnam New Jersey Tax Exempt Income Fund
                    Putnam Ohio Tax Exempt Income Fund
                    Putnam Pennsylvania Tax Exempt Income Fund

                         /s/ Gordon H. Silver
                    By:  -----------------------
                         Gordon H. Silver
                         Vice President


cc:  Brian D. McCabe, Esq.